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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08365

Evergreen Select Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for 1 of its series, Evergreen Intermediate Municipal Bond Fund, for the quarter ended August 31, 2005. This 1 series has a May 31 fiscal year end.
Date of reporting period:	August 31, 2005

Item 1 – Schedule of Investments

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS
August 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 96.6%
AIRPORT 2.0%
Denver, CO City & Cnty. Arpt. Sys. RB, Rental Car Proj., Ser. A, 5.00%, 11/15/2019, (Insd. by MBIA)	$7,400,000	$8,021,082
Denver, CO City & Cnty. Arpt. Sys. RRB, Ser. A, 5.00%, 11/15/2020, (Insd. by AMBAC)	3,000,000	3,243,960

		11,265,042

CONTINUING CARE RETIREMENT COMMUNITY 1.0%
Massachusetts Dev. Fin. Agcy. RB, Neville Communities Home Proj., Ser. A, 6.00%, 06/20/2044, (Insd. by GNMA)	1,750,000	1,972,565
New Jersey EDA RB:
Evergreens Proj., 5.875%, 10/01/2012	1,380,000	1,381,242
Fellowship Vlg. Proj., Ser. A:
5.20%, 01/01/2009	530,000	542,153
5.30%, 01/01/2010	585,000	603,667
Franciscan Oaks Proj., 5.70%, 10/01/2017	1,215,000	1,239,932

		5,739,559

EDUCATION 6.2%
Colorado Edl. & Cultural Facs. RB, Nashville Pub. Radio Proj., 5.75%, 04/01/2013	200,000	217,602
Delaware Cnty., PA Auth. RRB, Villanova Univ. Proj., 5.00%, 08/01/2017	1,000,000	1,099,220
Massachusetts Dev. Fin. Agcy. RB, Massachusetts College of Pharmacy Allied Proj., 6.375%, 07/01/2023	1,000,000	1,126,080
New Jersey Edl. Facs. Auth. RB, Higher Ed. Capital Impt. Proj., Ser. A, 5.00%, 09/01/2018	4,535,000	4,950,134
New York Dorm. Auth. RB, Ser. A, 5.50%, 05/15/2013	13,000,000	14,608,620
Pennsylvania Higher Edl. Facs. Auth. RRB, Drexel Univ. Proj., Ser. A, 4.50%, 05/01/2020	1,575,000	1,638,835
University of California RB, Ser. F, 4.75%, 05/15/2020	9,000,000	9,545,940
University of Texas RB, Financing Sys. Proj., Ser. C, 5.00%, 08/15/2019	1,000,000	1,086,400

		34,272,831

GENERAL OBLIGATION - LOCAL 39.5%
Abilene, TX Independent Sch. Dist. GO, 5.00%, 02/15/2018, (Insd. by PSF)	2,775,000	2,995,085
Allen, TX Independent Sch. Dist. GO, 5.00%, 02/15/2019, (Gtd. by PSF)	1,000,000	1,077,070
Anaheim, CA Unified Sch. Dist. GO, 4.50%, 08/01/2020, (Insd. by FSA)	1,000,000	1,042,230
Arlington, TX Independent Sch. Dist GO, 5.00%, 02/15/2018	2,510,000	2,743,154
Athens, OH City Sch. Dist. Facs. Construction & Impt. GO, 6.65%, 12/01/2015, (Insd. by FSA)	725,000	909,049
Austin, TX GO, 5.00%, 09/01/2019, (Insd. by MBIA)	1,485,000	1,605,641
California Southwestern Cmnty. College Dist. GO, Election of 2000 Proj.:
4.50%, 08/01/2019, (Insd. by MBIA)	1,000,000	1,061,710
5.00%, 08/01/2019, (Insd. by FGIC)	2,850,000	3,104,277
Columbus, OH GO, Ser. 1, 5.00%, 07/01/2019	2,100,000	2,292,423
Cotati-Rohnert Park, CA Unified Sch. Dist. GO, 5.00%, 08/01/2019, (Insd. by FGIC)	2,235,000	2,452,868
Crowley, TX Independent Sch. Dist. Refunding GO, 4.75%, 08/01/2019	1,170,000	1,240,235
Dallas, TX Independent Sch. Dist. GO, 5.00%, 02/15/2019	2,285,000	2,473,078
East Hampton, NY GO:
4.00%, 03/01/2018	1,835,000	1,853,809
4.00%, 03/01/2019	1,410,000	1,421,111
Evergreen, CA Elementary Sch. Dist. GO, 4.25%, 09/01/2019	2,980,000	3,047,169
Fort Bend Cnty., TX GO, Toll Road Proj., 5.00%, 03/01/2019	3,050,000	3,297,782
Fort Bend Cnty., TX Independent Sch. Dist. GO, Ser. A, 4.10%, 08/15/2016	2,690,000	2,746,624
Frisco, TX GO, 5.25%, 02/15/2016, (Insd. by MBIA)	1,385,000	1,537,502
Hays, TX Independent Sch. Dist. GO:
5.00%, 08/15/2017	1,725,000	1,876,766
5.25%, 08/15/2019	1,930,000	2,131,453
Houston, TX Independent Sch. Dist. GO:
4.00%, 02/15/2019	4,595,000	4,598,216
4.50%, 02/15/2020	5,955,000	6,166,700
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. GO, Ser. A, 5.25%, 01/01/2018	9,500,000	10,341,035
Kerrville, TX Independent Sch. Dist. GO, 5.00%, 08/15/2019, (Insd. by PSF)	2,880,000	3,112,963
Klein, TX Independent Sch. Dist. GO, 5.00%, 08/01/2018	1,000,000	1,087,050
Lincoln, CA Unified Sch. Dist. GO, Election of 2004 Proj., 4.50%, 08/01/2019, (Insd. by FGIC)	1,000,000	1,040,210
[1]

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Los Angeles, CA GO, Ser. A, 5.00%, 09/01/2018, (Insd. by MBIA)	$7,670,000	$8,410,692
Lubbock, TX GO, Waterworks Sys. Surplus Proj.:
5.00%, 02/15/2018	3,560,000	3,870,076
5.00%, 02/15/2019	1,000,000	1,084,630
Magnolia, TX Independent Sch. Dist. GO, 5.00%, 08/15/2019	1,500,000	1,632,450
Mandan, ND Pub. Sch. Dist. No. 1 GO:
4.25%, 05/01/2018	1,000,000	1,027,110
4.25%, 05/01/2019	1,170,000	1,196,033
Mason, MI Pub. Sch. Dist. GO, 5.25%, 05/01/2019, (Insd. by FSA)	1,900,000	2,103,186
McKinney, TX Independent Sch. Dist. GO:
5.125%, 02/15/2018, (Gtd. by PSF)	1,550,000	1,690,399
5.125%, 02/15/2019, (Gtd. by PSF)	1,635,000	1,778,308
Mecklenburg Cnty., NC Pub. Impt. GO, Ser. A, 4.25%, 02/01/2018	5,000,000	5,147,350
Middleton-Cross Plains, WI Area Sch. Dist. GO, 4.25%, 04/01/2018	1,000,000	1,024,830
Monmouth Cnty., NJ GO:
5.00%, 01/15/2017	1,800,000	1,989,828
5.00%, 01/15/2018	1,650,000	1,813,020
Montgomery Cnty., TX GO, 5.00%, 03/01/2019	6,595,000	7,155,443
Moorpark, CA Unified Sch. Dist. GO:
5.00%, 08/01/2018	1,000,000	1,099,220
5.00%, 08/01/2019	1,520,000	1,665,540
New York, NY GO:
RITES-PA-878, 6.28%, 08/01/2013, (Insd. by MBIA) +	5,000,000	5,532,500
Ser. A, 5.00%, 08/01/2019	13,000,000	13,989,040
Ser. G:
5.00%, 12/01/2019	9,750,000	10,450,342
5.25%, 08/01/2015	3,170,000	3,485,890
Ser. J, 5.00%, 03/01/2019	1,000,000	1,073,490
Ser. P, 5.00%, 08/01/2020	2,515,000	2,697,841
North East Texas Independent Sch. Dist. GO, 5.00%, 08/01/2018	4,000,000	4,331,720
North Orange Cnty., CA Cmnty. College Dist. GO, 5.00%, 08/01/2016, (Insd. by MBIA)	9,000,000	9,987,210
Norwalk-La Mirada, CA Unified Sch. Dist. GO, 5.00%, 08/01/2019	7,285,000	7,995,142
Nueces Cnty., TX GO, 5.00%, 02/15/2018	5,175,000	5,585,429
Orange Cnty., NY GO, Ser. A, 5.00%, 07/15/2020	1,000,000	1,091,950
Rowlett, TX COP GO:
4.125%, 02/15/2019 #	1,225,000	1,232,620
4.15%, 02/15/2020 #	1,280,000	1,284,352
Saddleback Valley, CA Unified Sch. Dist. GO, 5.00%, 08/01/2017, (Insd. by FSA)	1,015,000	1,112,795
San Francisco, CA City & Cnty., Branch Library Facs. Impt. GO, Ser. G, 4.125%, 06/15/2020	2,015,000	2,036,399
San Jose-Evergreen, CA Cmnty. College Dist. GO:
Ser. A, 5.00%, 09/01/2019, (Insd. by AMBAC)	5,875,000	6,403,456
Ser. C, 5.25%, 09/01/2016, (Insd. by AMBAC)	8,740,000	9,812,223
Santa Clarita, CA Cmnty. College Dist. GO, 5.00%, 08/01/2020	1,000,000	1,094,020
Southwestern California Cmnty. College Dist. GO, Election of 2000 Proj., 5.00%, 08/01/2018, (Insd. by FGIC)	1,300,000	1,420,094
Spring, TX Independent Sch. Dist. GO, 4.10%, 08/15/2020, (Insd. by MBIA)	5,190,000	5,187,613
Tunkhannock, PA Independent Sch. Dist. GO, 5.00%, 07/15/2019	1,610,000	1,752,517
Victoria, TX Independent Sch. Dist. GO:
5.00%, 02/15/2019	1,720,000	1,865,564
5.00%, 02/15/2020	1,810,000	1,958,710
Worcester, MA GO, Ser. A, 5.25%, 08/15/2017, (Insd. by MBIA)	1,350,000	1,524,596
Ysleta, TX Independent Sch. Dist. GO, 5.00%, 08/15/2018	4,415,000	4,782,505

		217,631,343

[2]

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - STATE 6.7%
California GO:
5.00%, 03/01/2017	$1,000,000	$1,090,780
5.25%, 02/01/2020	3,805,000	4,182,570
Ser. CA, 4.50%, 12/01/2018	7,180,000	7,514,373
Louisiana GO, Ser. A, 4.50%, 10/15/2020	8,810,000	9,157,202
New York GO, Ser. A:
4.50%, 03/15/2019	4,825,000	5,022,439
4.50%, 03/15/2020	7,000,000	7,258,300
Texas Veteran's Hsg. Proj. GO:
5.60%, 06/01/2009	415,000	444,556
5.75%, 06/01/2011	670,000	726,099
5.90%, 12/01/2014	130,000	139,875
Washington GO, Ser. A, 5.00%, 07/01/2019	1,000,000	1,081,480

		36,617,674

HOSPITAL 3.4%
Michigan Hosp. Fin. Auth. RB, Trinity Hlth. Proj.:
6.00%, 12/01/2013	4,675,000	5,190,372
6.00%, 12/01/2014	4,865,000	5,401,318
New Hampshire Hlth. & Ed. Facs. Auth. RB, Exeter Hosp., Ser. A, 6.00%, 10/01/2016	1,000,000	1,111,440
New Jersey Hlth. Care Facs. Fin. Auth. RB, Atlantic City Med. Ctr., Ser. B:
6.00%, 07/01/2012	3,000,000	3,384,120
6.25%, 07/01/2017	2,000,000	2,274,280
Wisconsin Hlth. & Edl. Facs. Auth. RB, Wheaton Franciscan Services, 6.00%, 08/15/2014	1,000,000	1,126,780

		18,488,310

HOUSING 4.8%
Clarence, NY HFA RB, Bristol Vlg. Proj., 6.00%, 01/20/2044, (Insd. by GNMA)	2,720,000	3,040,715
Michigan HDA MHRB, RITES-PA-849, 9.72%, 10/01/2015, (Insd. by MBIA) +	4,670,000	4,869,316
Minnesota HFA SFHRB, Ser. B, 6.20%, 01/01/2021	1,550,000	1,577,063
Mississippi Home Corp. SFHRB, Ser. H, 6.70%, 12/01/2029, (Insd. by GNMA & FNMA)	2,820,000	3,018,838
Missouri Hsg. Dev. Commission SFHRB:
6.95%, 09/01/2030, (Insd. by GNMA & FNMA)	1,410,000	1,442,656
7.50%, 03/01/2031, (Insd. by GNMA & FNMA)	300,000	313,314
New Hampshire HFA SFHRB, Ser. D, 6.15%, 07/01/2029	295,000	296,174
New Mexico Mtge. Fin. Auth. SFHRB:
Ser. A, 7.10%, 09/01/2030, (Insd. by GNMA, FNMA & FHLMC)	495,000	504,949
Ser. E, 6.55%, 09/01/2031	2,845,000	3,018,033
New York HFA RB, Personal Income Tax, Ser. A:
5.25%, 09/15/2017, (Insd. by MBIA)	1,795,000	1,956,837
5.25%, 09/15/2018, (Insd. by MBIA)	1,420,000	1,571,500
Ohio HFA Mtge. SFHRB, 5.625%, 03/01/2032, (Insd. by GNMA)	3,755,000	3,882,745
Oklahoma HFA SFHRB, 7.10%, 09/01/2016, (Insd. by GNMA & FNMA)	690,000	696,555

		26,188,695

INDUSTRIAL DEVELOPMENT REVENUE 1.0%
Ohio Water Dev. Auth. PCRB, Water Quality Proj., Ser. B, 4.50%, 12/01/2020	5,000,000	5,224,600

LEASE 1.0%
Texas Pub. Fin. Auth. RRB:
Hlth. Svcs. Proj.:
5.00%, 02/01/2017	1,450,000	1,577,078
5.00%, 02/01/2018	1,990,000	2,155,031
Preservation Board Proj., 5.00%, 02/01/2018	1,550,000	1,678,541

		5,410,650

MISCELLANEOUS REVENUE 0.5%
Gwinnett Cnty., GA Water & Sewer RRB, 4.50%, 08/01/2020	2,705,000	2,828,267

PORT AUTHORITY 0.4%
Long Beach, CA Harbor RRB, Ser. B, 5.00%, 05/15/2018	2,000,000	2,189,660

[3]

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
POWER 4.0%
San Antonio, TX Elec. & Gas RRB, 5.00%, 02/01/2019	$20,000,000	$21,768,600

PRE-REFUNDED 5.0%
Heartland Consumers Power Dist. RB, 7.00%, 01/01/2016	4,345,000	5,089,125
IIllinois Hlth. Facs. Auth. RB, Mercy Hosp. & Med. Ctr. Proj., 10.00%, 01/01/2015	3,775,000	4,963,936
Texas Natl. Research Lab. Commission Fin. Corp. Lease RB, Superconducting Super Collider Proj., 6.95%, 12/01/2012	15,000,000	17,317,950

		27,371,011

RESOURCE RECOVERY 0.2%
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RRB, 4.75%, 12/01/2020, (Insd. by FGIC) #	1,000,000	1,069,450

SALES TAX 5.9%
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB, Ser. A:
5.25%, 01/01/2015	8,000,000	8,785,520
5.25%, 01/01/2016	4,000,000	4,374,880
5.25%, 01/01/2019	4,000,000	4,345,240
Los Angeles Cnty., CA Metro. Trans. Auth. Sales Tax RRB, Ser. B, 5.00%, 07/01/2019, (Insd. by MBIA)	2,500,000	2,727,325
Nassau Cnty., NY Interim Fin. Auth. RB, Sales Tax Secured Proj.:
Ser. A, 5.00%, 11/15/2017, (Insd. by AMBAC)	4,745,000	5,202,513
Ser. B, 5.00%, 11/15/2018	2,250,000	2,465,258
New York, NY Transitional Fin. Auth. RB, Ser. A, 5.00%, 08/01/2017	4,450,000	4,821,486

		32,722,222

SPECIAL TAX 6.6%
Los Angeles, CA Sanitation Equipment Charge RB, Ser. A, 5.00%, 02/01/2017	1,765,000	1,926,921
New York Thruway Auth. RB, Ser. A, 5.00%, 03/15/2017, (Insd. by MBIA)	13,840,000	15,134,393
South Carolina Pub. Svc. Auth. RB, Ser. A, 5.00%, 01/01/2017, (Insd. by FSA)	17,775,000	19,444,961

		36,506,275

TRANSPORTATION 4.1%
Harris Cnty., TX RRB, Toll Road Proj., Sr. Lien, Ser. B-1, 5.00%, 08/15/2015	4,025,000	4,432,008
New York Thruway Auth. RB, Gen. Hwy. & Bridge:
Ser. A:
5.00%, 04/01/2017, (Insd. by MBIA)	1,000,000	1,091,750
5.00%, 04/01/2019, (Insd. by MBIA)	3,500,000	3,799,705
Ser. B, 5.00%, 04/01/2018, (Insd. by AMBAC)	12,205,000	13,296,737

		22,620,200

UTILITY 1.3%
Denton, TX Util. Sys. RRB:
5.00%, 12/01/2016, (Insd. by MBIA)	1,555,000	1,706,939
5.00%, 12/01/2017, (Insd. by MBIA)	1,630,000	1,782,584
5.00%, 12/01/2018, (Insd. by MBIA)	1,720,000	1,874,009
5.00%, 12/01/2019, (Insd. by MBIA)	1,805,000	1,962,216

		7,325,748

WATER & SEWER 3.0%
Fort Worth, TX Water & Sewer RRB, 5.00%, 02/15/2020	1,000,000	1,074,840
McAllen, TX Waterworks & Sewer Sys. Impt. RRB, 5.25%, 02/01/2020, (Insd. by FSA)	1,530,000	1,691,430
New York Env. Facs. Corp. RB, Clean Drinking Water Proj.:
5.00%, 06/15/2017	1,205,000	1,319,487
Ser. B, 5.00%, 11/15/2017	1,835,000	2,012,499
New York, NY Muni. Water Fin. RRB, Ser. B, 5.00%, 06/15/2018	2,745,000	2,980,466
Oakland, CA Water & Sewer Auth. RB, Ser. A:
5.00%, 06/15/2016, (Insd. by FSA)	1,685,000	1,851,967
5.00%, 06/15/2017, (Insd. by FSA)	2,000,000	2,190,320
Polk Cnty., FL Util. Sys. RRB, Ser. B, 5.00%, 10/01/2017	2,895,000	3,173,644

		16,294,653

Total Municipal Obligations (cost $514,432,138)		531,534,790

[4]

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
August 31, 2005 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 1.7%
MUTUAL FUND SHARES 1.7%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $9,418,866)	9,418,866	$9,418,866

Total Investments (cost $523,851,004) 98.3%		540,953,656
Other Assets and Liabilities 1.7%		9,506,977

Net Assets 100.0%		$550,460,633

+	Inverse floating rate security
#	When-issued or delayed delivery security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PSF	Permanent School Fund
RB	Revenue Bond
RITES	Residual Interest Tax-Exempt Security
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of August 31, 2005:

Texas	26.5%	Pennsylvania	0.8%
New York	23.5%	New Mexico	0.7%
California	17.9%	Florida	0.6%
Alabama	5.1%	Mississippi	0.6%
South Carolina	3.6%	Georgia	0.5%
New Jersey	3.4%	North Dakota	0.4%
Michigan	3.3%	Wisconsin	0.4%
Ohio	2.3%	Minnesota	0.3%
Colorado	2.1%	Missouri	0.3%
Louisiana	1.7%	New Hampshire	0.3%
North Carolina	1.0%	Washington	0.2%
Illinois	0.9%	Oklahoma	0.1%
Massachusetts	0.9%	Non-state specific	1.7%
South Dakota	0.9%
			100.0%

On August 31, 2005, the aggregate cost of securities for federal income tax purposes was $523,888,433. The gross unrealized appreciation and depreciation on securities based on tax cost was $17,340,799 and $275,576, respectively, with a net unrealized appreciation of $17,065,223.

[5]

Item 2 – Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: October 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: October 28, 2005

By: /s/ Kasey Phillips —————————————— Kasey Phillips Principal Financial Officer Date: October 28, 2005